Note 9 - Long-term Investments (Details) - Long-term Investments	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 TWD
Sigurd Cayman [Member]
Cost method
Cost Method Investments	$ 2,365,000		$ 7,200,000
X-FAB [Member]
Cost method
Cost Method Investments	4,968,000	€ 4,982,000	4,968,000
PVEF [Member]
Cost method
Cost Method Investments	49,000		497,000
GEM [Member]
Cost method
Cost Method Investments	78,000		78,000
EMC [Member]
Cost method
Cost Method Investments	1,844,000		1,844,000
Verticil [Member]
Cost method
Cost Method Investments			167,000	$ 250,000	TWD 7,500,000
Total Cost Method Investments [Member]
Cost method
Cost Method Investments	9,304,000		14,754,000
Total Long Term Investments [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	$ 9,304,000		$ 14,754,000